Risk Report - Asset Quality - Financial Assets at amortized cost by Rating Class (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Total [Member] | Total [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	€ 680,328	€ 678,787
Allowance for Credit Losses	4,093	4,259
Total [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	645,967	637,037
Allowance for Credit Losses	549	509
Total [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	24,680	32,335
Allowance for Credit Losses	492	501
Total [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	7,531	7,452
Allowance for Credit Losses	3,015	3,247
Total [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	2,150	1,963
Allowance for Credit Losses	36	3
iAAA-iAA [Member] | Total [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	209,992	238,229
Allowance for Credit Losses	2	3
iAAA-iAA [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	209,611	235,913
Allowance for Credit Losses	2	2
iAAA-iAA [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	380	2,315
Allowance for Credit Losses	0	0
iAAA-iAA [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iAAA-iAA [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iA [Member] | Total [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	93,357	84,606
Allowance for Credit Losses	7	7
iA [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	93,098	81,579
Allowance for Credit Losses	7	6
iA [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	259	3,027
Allowance for Credit Losses	0	1
iA [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iA [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iBBB [Member] | Total [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	152,135	141,104
Allowance for Credit Losses	46	43
iBBB [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	150,213	138,596
Allowance for Credit Losses	39	36
iBBB [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	1,922	2,508
Allowance for Credit Losses	7	8
iBBB [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iBBB [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	0
Allowance for Credit Losses	0	0
iBB [Member] | Total [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	153,351	146,318
Allowance for Credit Losses	249	238
iBB [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	146,655	137,768
Allowance for Credit Losses	191	177
iBB [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	6,695	8,318
Allowance for Credit Losses	58	61
iBB [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	1	0
Allowance for Credit Losses	0	0
iBB [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	0	232
Allowance for Credit Losses	0	0
iB [Member] | Total [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	51,122	46,114
Allowance for Credit Losses	455	426
iB [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	40,495	35,725
Allowance for Credit Losses	263	239
iB [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	10,625	10,378
Allowance for Credit Losses	192	187
iB [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	1	0
Allowance for Credit Losses	0	0
iB [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	1	11
Allowance for Credit Losses	0	0
iCCC and below [Member] | Total [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	20,371	22,416
Allowance for Credit Losses	3,335	3,542
iCCC and below [Member] | Stage 1 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	5,894	7,456
Allowance for Credit Losses	49	49
iCCC and below [Member] | Stage 2 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	4,799	5,788
Allowance for Credit Losses	236	243
iCCC and below [Member] | Stage 3 [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	7,529	7,452
Allowance for Credit Losses	3,015	3,247
iCCC and below [Member] | Stage 3 POCI [Member]
Credit Risk Exposure and Risk Concentrations/ Amortized Cost [Line Items]
Gross Carrying Amount	2,149	1,720
Allowance for Credit Losses	€ 36	€ 3